RESEARCH EXPENSES	12 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
RESEARCH EXPENSES	RESEARCH EXPENSES

		Year ended March 31,
			Restated - Note 2
		2026	2025
	Note	$	$
Advancement of development programs		69,144	28,196
Payroll and benefits	9	14,405	9,398
Lab and administration		1,579	1,389
Professional and consulting fees		1,460	228
Total		86,588	39,211